Account Balances and Transactions with Affiliated Companies (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Schedule of Equity Method Investments [Line Items]
Trade accounts and notes receivable, and other receivables	¥ 266,999	¥ 253,312
Accounts payable and other payables	635,878	599,334
Net revenues	1,785,238	1,854,708	¥ 1,926,854
Purchases	¥ 5,065,613	¥ 4,289,583	¥ 4,020,138